Vessels - Sale and Leaseback (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Long-term lease receivable	$ 13,000	$ 0
Eurochampion 2004 and Euronike
Property Plant And Equipment [Line Items]
Sale and leaseback terms	5 years
Gain/ (loss) recognized	$ (3,860)
Eurochampion 2004
Property Plant And Equipment [Line Items]
Net sale price	32,600
Long-term lease receivable	6,500
Euronike
Property Plant And Equipment [Line Items]
Net sale price	32,600
Long-term lease receivable	$ 6,500